Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	31,072.50
Total Offset Amount	7,007.45
Net Fee	24,065.05
Narrative - Max Aggregate Offering Price	$ 225,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true